Schedule of cash outflow for leases (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	$ 102,464	$ 94,871
Total cash outflow for leases	$ 129,423	$ 150,637